N-6	Jul. 22, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jul. 22, 2026
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Accumulator IVUL - Series H | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Marathon VUL Ultra
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Marathon VUL Ultra | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Protector IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Protector IVUL - Series H | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Accumulator IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Accumulator IVUL | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Protector IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Protector IVUL | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB